Equity Compensation Plans (2010 Equity Compensation Plan, Movements in Stock Options) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014 years	Dec. 31, 2013 years	Dec. 31, 2012 years
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	511,294,000	305,256,000	402,826,000
Options Outstanding, Granted	0	323,900,000	28,500,000
Options Outstanding, Exercised	(32,712,500)	(4,000,000)	0
Options Outstanding, Cancelled or expired			(126,070,000)
Options Outstanding, Forfeited	(257,875,000)	(113,862,000)
Options Outstanding, Ending Balance	220,706,500	511,294,000	305,256,000
Options Outstanding, Vested and expected to vest	200,348,900
Options Outstanding, Vested and exercisable	119,243,125
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0189	$ 0.0324	$ 0.0352
Weighted Average Exercise Price, Granted	$ 0	$ 0.0105	$ 0.0116
Weighted Average Exercise Price, Exercised	$ 0.0103	$ 0.0116	$ 0
Weighted Average Exercise Price, Cancelled or expired			$ 0.0367
Weighted Average Exercise Price, Forfeited	$ 0.0121	$ 0.0317
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0280	$ 0.0189	$ 0.0324
Weighted Average Exercise Price, Vested and expected to vest	$ 0.0289
Weighted Average Exercise Price, Vested and exercisable	$ 0.0332
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	4.70	4.57	5.47
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	2.97	4.70	4.57
Weighted Average Remaining Contractual Life, Vested and expected to vest	2.90
Weighted Average Remaining Contractual Life, Vested and exercisable	2.63
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 6,514,815	$ 0	$ 0
Aggregate intrinsic value, exercised	138,955	55,213	0
Aggregate Intrinsic Value, Outstanding, Ending balance	0	6,514,815	0
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0